Basis of Accounting (Policies)	6 Months Ended
Jul. 31, 2019
Basis Of Presentation [Abstract]
Basis of preparation
The unaudited condensed consolidated interim financial statements of Summit Therapeutics plc ('Summit') and its subsidiaries (together, the 'Group') for the three and six months ended July 31, 2019 have been prepared in accordance with IAS 34 'Interim Financial Reporting', other International Financial Reporting Standards ('IFRS') and International Financial Reporting Interpretations Committee (‘IFRIC’) interpretations as issued by the International Accounting Standards Board and with those parts of the Companies Act 2006 applicable to companies reporting under IFRS including those applicable to accounting periods ending January 31, 2020 and the accounting policies set out in Summit’s consolidated financial statements. There have been no changes to the accounting policies as contained in the annual consolidated financial statements as of and for the year ended January 31, 2019 other than as described below. During the year ended January 31, 2019, the Group re-assessed the allocation of certain staff related expenses, amounts totaling £0.4 million during the three months ended July 31, 2018 and £0.7 million during the six months ended July 31, 2018, previously reported as general and administration expenses. These are now presented as research and development expenses. These condensed consolidated interim financial statements do not include all information required for full statutory accounts within the meaning of section 434 of Companies Act 2006 and should be read in conjunction with the consolidated financial statements of the Group as at January 31, 2019 (the ‘2019 Accounts’). The 2019 Accounts, on which the Company’s auditors delivered an unqualified audit report, are available on the Group's website at www.summitplc.com and were delivered to the Registrar of Companies following the 2019 Annual General Meeting. The auditor’s report did not contain any statement under section 498 of the Companies Act 2006 but did contain a statement from the auditors drawing the shareholders’ attention to the Group’s need to raise additional capital as noted below.
These unaudited condensed consolidated interim financial statements were authorized for issue by the Board of Directors on October 11, 2019.

Going concern
The interim financial statements have been prepared assuming the Group will continue on a going concern basis. Based on management's forecasts, the Group's existing cash and cash equivalents, anticipated payments from BARDA under its contract for the development of ridinilazole and anticipated payments from CARB-X under its contract for the development of its gonorrhea antibiotic candidate are expected to be sufficient to enable the Group to fund its operating expenses and capital expenditure requirements through to at least January 31, 2020. The Group will need to raise additional funding in order to support, beyond this date, its planned research and development efforts, its preparatory commercialization related activities should ridinilazole receive marketing approval, as well as to support activities associated with operating as a public company in the United States and the United Kingdom.

The Group is evaluating various options to finance its cash needs through a combination of some, or all, of the following: equity offerings, collaborations, strategic alliances, grants and clinical trial support from government entities, philanthropic, non-government and not-for-profit organizations and patient advocacy groups, debt financings, and marketing, distribution or licensing arrangements. Whilst the Group believes that funds would be available in this manner before the end of January 2020, there can be no assurance that the Group will be able to generate funds, on terms acceptable to the Group, on a timely basis or at all, which would impact the Group’s ability to continue as a going concern.

Management has identified specific mitigating actions which it would be required to take in the near future should the Group be unable to raise additional funding, including, amongst others, a slow-down of its ongoing Phase 3 clinical trials and suspending its Discuva Platform activities and associated research programs. Should the Group be required to take these steps, it is currently expected that its current and anticipated cash and cash equivalents would be sufficient through to at least October 31, 2020. The failure of the Group to obtain sufficient funds on acceptable terms when needed would therefore have a material adverse effect on the Group’s business, results of operations and financial condition.

These circumstances represent a material uncertainty which may cast and raise significant doubt on the Group’s ability to continue as a going concern. The interim financial statements do not contain any adjustments that might result if the Group was unable to continue as a going concern.

Leases
At inception of a contract, the Group assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group recognizes a right-of-use asset within property, plant and equipment and a lease liability at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method. The lease term includes periods covered by an option to extend if the Group is reasonably certain to exercise that option and periods covered by an option to terminate if it is reasonably certain not to exercise that option. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group's incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method and is remeasured when there is a change in future contractual lease payments or if the Group changes its assessment of whether it will exercise a purchase, extension or termination option.